Details of Customer Accounting for Ten Percent or More of Accounts Receivable (Detail) (Accounts Receivable, Customer A)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable | Customer A
Concentration Risk [Line Items]
Percentage of receivable from customer	[1]	10.50%

[1]	The amount was less than 10%.